Investment of the Plan and the Long Island Electric Utility Servco LLC Incentive Thrift Plan II (Thrift Plan II) in the Master Trust - Summary of Changes in Net Assets of Master Trust (Details) - EBP 002
$ in Thousands
12 Months Ended
Dec. 31, 2025 USD ($)
Changes in Net Assets:
Total Net Investment Income	$ 59,342
Administrative Expenses	(126)
Net Transfers	967
Increase in Net Assets	77,699
Net Assets:
Beginning of Year	355,228
End of Year	432,927
Master Trust at Fair Value
Changes in Net Assets:
Net Appreciation of Investments	115,337
Total Net Investment Income	115,745
Administrative Expenses	(274)
Net Transfers	12,450
Increase in Net Assets	127,921
Net Assets:
Beginning of Year	726,726
End of Year	854,647
Master Trust at Fair Value | Common Stock of PSEG
Changes in Net Assets:
Net Appreciation of Investments	(633)
Dividends	$ 408